FROST FAMILY OF FUNDS	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Shares	Value

COMMON STOCK§ — 99.3%

Communication Services — 12.8%
Alphabet, Cl A *	7,254	$11,723,262
Alphabet, Cl C *	7,470	12,108,945
Electronic Arts *	33,000	3,954,390
Facebook, Cl A *	56,190	14,784,151
Netflix *	15,000	7,136,100

		49,706,848

Consumer Discretionary — 22.3%
Alibaba Group Holding ADR *	29,000	8,836,010
Amazon.com *	13,121	39,837,324
Booking Holdings *	2,170	3,520,825
Chipotle Mexican Grill, Cl A *	5,500	6,608,140
Home Depot	43,090	11,492,534
NIKE, Cl B	40,000	4,803,200
O’Reilly Automotive *	6,000	2,619,600
Starbucks	52,550	4,569,748
TJX *	93,000	4,724,400

		87,011,781

Consumer Staples — 1.4%
Costco Wholesale	15,132	5,411,506

Financials — 2.3%
JPMorgan Chase	46,000	4,509,840
Moody’s	17,405	4,575,774

		9,085,614

Health Care — 14.6%
Abbott Laboratories	50,000	5,255,500
Boston Scientific *	185,000	6,339,950
Danaher	41,750	9,583,295
Edwards Lifesciences *	28,500	2,043,165
Eli Lilly and	30,000	3,913,800
Humana	11,500	4,591,720
Merck	70,000	5,264,700
Seagen *	20,000	3,336,000
UnitedHealth Group	17,800	5,431,492
Vertex Pharmaceuticals *	29,000	6,042,440
Zoetis, Cl A	32,235	5,110,859

		56,912,921

Industrials — 3.4%
Canadian Pacific Railway	21,540	6,443,260
Fortive	52,000	3,203,200
Union Pacific	20,000	3,543,800

		13,190,260

Information Technology — 40.7%
Adobe *	19,000	8,494,900
Apple	233,584	25,427,954
Autodesk *	10,000	2,355,400
Global Payments	20,000	3,154,800
Inphi *	45,000	6,289,200
Mastercard, Cl A	49,410	14,261,702
Microsoft	180,500	36,545,835
NVIDIA	7,500	3,760,200
PayPal Holdings *	57,520	10,706,198
QUALCOMM	45,000	5,551,200
salesforce.com *	53,635	12,457,802
ServiceNow *	19,000	9,453,830
Twilio, Cl A *	10,000	2,789,700
Visa, Cl A	84,600	15,372,666
Workday, Cl A *	10,000	2,101,200

		158,722,587

Description	Shares	Value

Materials — 1.2%
Sherwin-Williams	7,000	$4,815,860

Real Estate — 0.6%
American Tower ‡	10,500	2,411,325

Total Common Stock (Cost $171,399,815)		387,268,702

CASH EQUIVALENT — 0.9%
Federated Government Obligations Fund, Cl I, 0.010%** (Cost $3,461,825)	3,461,825	3,461,825

Total Investments — 100.2% (Cost $174,861,640)		$390,730,527

Percentages are based on Net Assets of $389,861,404.

* Non-income producing security.
** Rate shown is the 7-day effective yield as of October 31, 2020.
§ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡ Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

As of October 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2600

FROST FAMILY OF FUNDS	FROST VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Shares	Value

CASH EQUIVALENT — 99.5%
Federated Government Obligations Fund, Cl I, 0.010%** (Cost $2,702,839)	2,702,839	$2,702,839

Total Investments — 99.5% (Cost $2,702,839)		$2,702,839

Percentages are based on Net Assets of $2,717,363.

** Rate shown is the 7-day effective yield as of October 31, 2020.

Cl — Class

As of October 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2020 , there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2600

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value

CORPORATE OBLIGATIONS — 21.8%

Communication Services — 0.5%
T-Mobile USA
2.550%, 02/15/31 (A)	$13,000,000	$13,248,300
Zayo Group Holdings
4.000%, 03/01/27 (A)	1,000,000	981,495

		14,229,795

Consumer Discretionary — 6.5%
Air Canada
7.750%, 04/15/21 (A)	1,995,000	1,985,025
Capitol Investment Merger Sub 2
10.000%, 08/01/24 (A)	13,000,000	13,780,000
Carnival
11.500%, 04/01/23 (A)	2,500,000	2,745,850
Choice Hotels International
3.700%, 01/15/31	3,000,000	3,121,200
3.700%, 12/01/29	8,000,000	8,348,240
Expedia
3.800%, 02/15/28	5,915,000	5,945,375
Expedia Group
4.625%, 08/01/27 (A)	5,000,000	5,242,969
Ford Motor
9.625%, 04/22/30	5,750,000	7,719,375
9.000%, 04/22/25	1,412,000	1,663,894
5.291%, 12/08/46	5,500,000	5,199,343
4.346%, 12/08/26	19,033,000	19,172,131
Ford Motor Credit
5.125%, 06/16/25	1,000,000	1,042,290
4.375%, 08/06/23	2,000,000	2,032,700
2.343%, 11/02/20	4,000,000	4,000,000
GameStop
10.000%, 03/15/23 (A)	1,150,000	1,138,500
6.750%, 03/15/21 (A)	4,297,000	4,291,629
General Motors Financial
5.200%, 03/20/23	4,000,000	4,340,479
4.000%, 01/15/25	15,126,000	16,225,234
Jaguar Land Rover Automotive
4.500%, 10/01/27 (A)	6,000,000	5,070,000
Macy’s
8.375%, 06/15/25 (A)	7,000,000	7,308,700
Marriott International
3.500%, 10/15/32	3,000,000	2,960,827
Mohawk Industries
3.625%, 05/15/30	13,000,000	14,114,605
QVC
4.850%, 04/01/24	4,500,000	4,691,250
4.750%, 02/15/27	4,000,000	4,081,260
Scientific Games International
8.625%, 07/01/25 (A)	5,750,000	5,978,160
Staples
10.750%, 04/15/27 (A)	6,350,000	5,048,250
STL Holding
7.500%, 02/15/26 (A)	10,500,000	10,434,375
TJX
3.875%, 04/15/30	5,000,000	5,922,778
Tractor Supply
1.750%, 11/01/30	2,000,000	1,965,850
TransJamaican Highway
5.750%, 10/10/36 (A)	1,500,000	1,485,000
Under Armour
3.250%, 06/15/26	3,200,000	3,091,648

Description	Face Amount	Value

VistaJet Malta Finance
10.500%, 06/01/24 (A)	$26,799,000	$25,459,050

		205,605,987

Energy — 5.2%
Antero Midstream Partners
5.750%, 01/15/28 (A)	15,000,000	13,350,000
Apache
7.750%, 12/15/29	4,138,000	4,158,690
Baytex Energy
8.750%, 04/01/27 (A)	10,099,000	4,443,560
Colbun
3.150%, 03/06/30	200,000	209,130
Exxon Mobil
3.482%, 03/19/30	2,000,000	2,260,674
Intesa Sanpaolo
4.000%, 09/23/29 (A)	5,000,000	5,469,583
Lukoil International Finance BV
4.563%, 04/24/23	3,000,000	3,180,000
New England Power
2.807%, 10/06/50 (A)	15,000,000	14,640,446
Noble Holding International
6.050%, 03/01/41 (B)	13,462,000	92,619
4.900%, 08/01/20 (B)	16,451,000	123,382
4.625%, 03/01/21 (B)	57,294,000	787,793
NuStar Logistics
6.000%, 06/01/26	1,000,000	987,500
Petroleos Mexicanos
6.840%, 01/23/30	4,000,000	3,576,000
5.350%, 02/12/28	7,000,000	5,979,330
Seadrill New Finance
12.000%, 07/15/25	13,053,227	4,960,226
Seadrill New Finance
12.000%cash/0% PIK, 07/15/25 (A)(C)	62,825,155	23,873,559
Suriname Government International Bond
12.875%, 12/30/23 (A)	8,000,000	4,340,000
Talen Energy Supply
7.250%, 05/15/27 (A)	1,500,000	1,503,090
Tallgrass Energy Partners
6.000%, 03/01/27 (A)	16,864,000	15,936,480
Transocean
11.500%, 01/30/27 (A)	22,118,000	7,312,211
6.500%, 11/15/20	50,186,000	47,676,700
Weatherford International
11.000%, 12/01/24 (A)	584,000	345,518

		165,206,491

Financials — 4.1%
Aflac
3.600%, 04/01/30	5,000,000	5,798,874
Assured Guaranty US Holdings
5.000%, 07/01/24	7,272,000	8,232,526
Athene Holding
6.150%, 04/03/30	10,000,000	11,951,100
BankUnited
5.125%, 06/11/30	14,450,000	15,859,839
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/29	2,000,000	2,342,597
Capital One Financial
3.800%, 01/31/28	5,000,000	5,624,166
Chubb INA Holdings
1.375%, 09/15/30	5,000,000	4,882,785

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value

Deutsche Bank
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.003%, 04/30/69	$2,000,000	$1,964,780
4.500%, 04/01/25	15,000,000	15,294,582
Enova International
8.500%, 09/15/25 (A)	15,557,000	14,312,440
Farmers Exchange Capital
7.050%, 07/15/28 (A)	6,075,000	7,298,028
Genworth Holdings
7.625%, 09/24/21	4,750,000	4,738,267
Huntington Bancshares
2.550%, 02/04/30	3,000,000	3,125,228
Navient
5.000%, 03/15/27	1,000,000	933,840
3.136%, VAR CPI YOY+2.150%, 12/15/20	3,525,000	3,529,470
PennyMac Financial Services
5.375%, 10/15/25 (A)	2,500,000	2,549,250
Societe Generale
5.000%, 01/17/24 (A)	4,025,000	4,371,322
Synchrony Financial
4.500%, 07/23/25	9,905,000	11,008,813
Wachovia
6.605%, 10/01/25	5,650,000	6,898,928

		130,716,835

Industrials — 2.0%
American Airlines Group
11.750%, 07/15/25 (A)	5,000,000	4,862,500
3.750%, 03/01/25 (A)	10,000,000	4,989,800
Boeing
2.950%, 02/01/30	3,344,000	3,171,250
2.850%, 10/30/24	1,625,000	1,645,250
2.300%, 08/01/21	2,688,000	2,715,817
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	7,686,202
Carrier Global
2.700%, 02/15/31 (A)	2,000,000	2,096,829
Equifax
3.100%, 05/15/30	3,000,000	3,242,190
FedEx
3.100%, 08/05/29	5,000,000	5,548,134
Flowserve
4.000%, 11/15/23	1,000,000	1,045,764
3.500%, 10/01/30	4,000,000	3,984,600
General Electric MTN
5.875%, 01/14/38	4,377,000	5,271,754
Great Lakes Dredge & Dock
8.000%, 05/15/22	1,410,000	1,441,344
Owens Corning
3.950%, 08/15/29	3,000,000	3,360,269
Teekay
9.250%, 11/15/22 (A)	13,750,000	13,205,500

		64,267,203

Information Technology — 3.0%
Amkor Technology
6.625%, 09/15/27 (A)	1,900,000	2,033,000
Avaya
6.125%, 09/15/28 (A)	4,000,000	4,105,000
Castle US Holding
9.500%, 02/15/28 (A)	1,000,000	950,000
Citrix Systems
3.300%, 03/01/30	6,000,000	6,332,768

Description	Face Amount	Value

Diebold Nixdorf
9.375%, 07/15/25 (A)	$500,000	$530,625
8.500%, 04/15/24	26,371,000	23,997,610
Jabil
3.600%, 01/15/30	4,496,000	4,763,284
Juniper Networks
3.750%, 08/15/29	10,000,000	11,296,440
Micron Technology
4.185%, 02/15/27	10,000,000	11,291,745
Motorola Solutions
4.600%, 05/23/29	21,435,000	25,199,009
QUALCOMM
2.150%, 05/20/30	3,000,000	3,113,385

		93,612,866

Materials — 0.0%
Cleveland-Cliffs
6.750%, 03/15/26 (A)	1,500,000	1,575,000

Real Estate — 0.1%
Brookfield Property
5.750%, 05/15/26 ‡(A)	2,000,000	1,660,000

Technology — 0.1%
Lenovo Group
3.421%, 11/02/30 (A)	2,000,000	2,030,134

Utilities — 0.3%
Pacific Gas and Electric
4.500%, 07/01/40	5,000,000	5,101,468
3.750%, 08/15/42	5,000,000	4,616,666

		9,718,134

Total Corporate Obligations (Cost $793,511,429)		688,622,445

MORTGAGE-BACKED SECURITIES — 19.6%

Agency Mortgage-Backed Obligation — 5.4%
FHLMC
3.069%, VAR ICE LIBOR USD 12 Month+1.620%, 01/01/45	6,282,309	6,562,268
2.359%, VAR ICE LIBOR USD 12 Month+1.650%, 06/01/43	5,818,821	6,016,316
FHLMC REMIC, Ser 2010-3747, Cl HX
4.500%, 11/15/39	11,657,344	12,196,005
FHLMC REMIC, Ser 2011-3898, Cl FC
0.658%, VAR LIBOR USD 1 Month+0.510%, 11/15/36	1,828,022	1,846,860
FHLMC, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	1,154,907	138,913
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	9,034,408	10,342,092
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	4,587,555	218,078
FHLMC, Ser 2012-4054, Cl HI, IO
3.000%, 05/15/26	2,137,599	50,373
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	6,449,771	255,368
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	2,955,538	170,471
FHLMC, Ser 2012-4116, Cl MI, IO
4.000%, 10/15/42	26,125,098	3,468,744

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value

FHLMC, Ser 2012-4116, Cl PI, IO
4.000%, 10/15/42	$8,388,881	$1,552,435
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	8,425,276	464,947
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	16,313,743	1,583,745
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	5,164,894	293,259
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	13,952,863	1,652,085
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	8,823,146	612,786
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	1,526,617	103,724
FHLMC, Ser 2017-4655, Cl HA
3.500%, 01/15/42	4,883,440	4,943,130
FHLMC, Ser 2017-4662, Cl VC
3.500%, 08/15/35	5,000,000	5,261,688
FHLMC, Ser 2017-4671, Cl ME
3.000%, 02/15/43	9,815,827	10,030,826
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	4,707,000	5,129,651
FHLMC, Ser 2018-4773, Cl DM
4.000%, 09/15/42	4,872,050	4,895,934
FHLMC, Ser 2019-4908, Cl AS, IO
5.952%, VAR ICE LIBOR USD 1 Month+6.100%, 01/25/45	20,183,813	3,896,322
FNMA
5.500%, 04/01/38 to 05/01/44	6,361,319	7,494,662
4.500%, 08/01/41	4,437,843	4,994,034
4.000%, 03/01/47	1,329,495	1,463,116
3.261%, VAR ICE LIBOR USD 12 Month+1.755%, 02/01/42	2,785,816	2,919,942
3.000%, 10/01/32 to 01/01/50	13,775,599	14,539,702
2.840%, VAR ICE LIBOR USD 12 Month+1.700%, 10/01/42	2,791,414	2,917,209
2.710%, 08/01/23	260,825	273,484
2.250%, 10/30/24	10,000,000	10,704,420
FNMA REMIC, Ser 2017-52, Cl DI, IO
4.500%, 07/25/47	13,264,215	1,890,977
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	2,155,635	362,130
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	1,722,758	266,939
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	3,219,240	507,985
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	2,238,493	274,825
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	3,464,947	488,667
FNMA, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	2,193,320	116,536
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	4,461,829	4,780,248
FNMA, Ser 2012-31, Cl LI, IO
4.000%, 07/25/40	2,985,648	120,590
FNMA, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	7,924,957	461,683
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	10,455,250	878,357
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	5,558,464

Description	Face Amount	Value

FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	$5,462,823	$234,702
FNMA, Ser 2013-36, Cl MH
2.500%, 12/25/36	6,003,444	6,127,379
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	8,516,676	811,460
FNMA, Ser 2014-59, Cl CI, IO
3.000%, 08/25/40	1,855,034	61,975
FNMA, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	5,316,280	448,609
FNMA, Ser 2017-4, Cl VD
3.500%, 06/25/37	10,000,000	10,202,424
FNMA, Ser 2017-53, Cl KA
3.500%, 12/25/43	2,923,731	2,985,491
FNMA, Ser 2019-44, Cl CI, IO
4.000%, 08/25/59	11,811,765	2,143,174
FNMA, Ser 2019-44, Cl PI, IO
4.000%, 08/25/49	14,560,962	1,398,891
GNMA REMIC, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	2,755,507	40,209
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (D)	13,467,034	2,432,421
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	2,594,436	91,497
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	5,862,659	500,077
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	3,814,114	345,309
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	8,120,445	547,153
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	7,617,718	463,380
GNMA, Ser 2017-137, Cl DI, IO
3.000%, 02/20/47	5,973,273	142,200

		171,676,341

Commercial Mortgage-Backed Obligation — 11.4%
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ
6.567%, 02/10/51 (D)	240,943	238,016
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl B
6.567%, 02/10/51 (A)(D)	4,925,000	4,276,870
BANK, Ser 2018-BN10, Cl A5
3.688%, 02/15/61	10,000,000	11,354,539
BANK, Ser 2018-BN14, Cl A3
3.966%, 09/15/60	10,000,000	11,530,577
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.432%, 01/12/45 (D)	14,150,000	10,941,770
Benchmark 2020-B18 Mortgage Trust, Ser B18, Cl E
2.250%, 07/15/53 (A)	5,000,000	3,479,679
Benchmark 2020-IG3 Mortgage Trust, Ser IG3, Cl A4
2.437%, 09/15/48 (A)	10,000,000	10,530,050
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.055%, 06/10/48 (D)	5,000,000	4,843,115
Commercial Mortgage Trust, Ser 2012- CR2, Cl C
4.831%, 08/15/45 (D)	1,000,000	971,100

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value

Commercial Mortgage Trust, Ser 2012- CR2, Cl D
4.831%, 08/15/45 (A)(D)	$224,200	$195,213
Commercial Mortgage Trust, Ser 2014- LC15, Cl D
4.984%, 04/10/47 (A)(D)	9,500,000	7,734,391
Commercial Mortgage Trust, Ser 2014- UBS6, Cl C
4.446%, 12/10/47 (D)	4,000,000	3,801,990
Commercial Mortgage Trust, Ser 2015- DC1, Cl D
4.308%, 02/10/48 (A)(D)	9,000,000	5,393,503
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
5.803%, 02/15/41 (A)(D)	4,107,435	239,874
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
0.397%, VAR ICE LIBOR USD 1 Month+0.250%, 04/15/37	100,794	93,908
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/37	9,019	8,755
CSAIL Commercial Mortgage Trust, Ser 2019-C15, Cl A4
4.053%, 03/15/52	10,000,000	11,518,066
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/49 (A)	11,076,524	11,280,729
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C
5.594%, 11/10/46 (A)(D)	1,450,000	1,450,489
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
5.937%, 11/25/52 (A)(D)	36,738,044	35,641,531
FNMA, Ser 2020-44, Cl MI, IO
2.500%, 01/25/57	16,976,353	2,234,154
FREMF Mortgage Trust, Ser 2011-K15, Cl B
4.961%, 08/25/44 (A)(D)	4,000,000	4,101,304
FREMF Mortgage Trust, Ser 2012-K21, Cl C
3.935%, 07/25/45 (A)(D)	5,000,000	5,179,115
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.685%, 08/25/45 (A)(D)	4,500,000	4,627,678
FREMF Mortgage Trust, Ser 2013-K26, Cl C
3.597%, 12/25/45 (A)(D)	5,000,000	5,180,928
FREMF Mortgage Trust, Ser 2015-K720, Cl B
3.393%, 07/25/22 (A)(D)	5,000,000	5,157,710
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.393%, 07/25/22 (D)	8,000,000	8,161,451
FREMF Mortgage Trust, Ser 2015-K721, Cl C
3.565%, 11/25/47 (A)(D)	14,000,000	14,275,591
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.051%, 04/25/48 (A)(D)	5,000,000	5,297,580
FREMF Mortgage Trust, Ser 2016-K57, Cl C
3.919%, 08/25/49 (A)(D)	8,840,000	9,317,241
FREMF Mortgage Trust, Ser 2017-K67, Cl B
3.944%, 09/25/49 (A)(D)	2,000,000	2,226,967
FREMF Mortgage Trust, Ser 2017-K70, Cl B
3.804%, 12/25/49 (A)(D)	3,403,000	3,756,661

Description	Face Amount	Value

Galton Funding Mortgage Trust, Ser 2019-1, Cl A22
4.000%, 02/25/59 (A)(D)	$1,192,659	$1,228,896
Galton Funding Mortgage Trust, Ser 2019- 2, Cl A21
4.000%, 06/25/59 (A)(D)	9,812,228	10,051,671
GNMA, Ser 2015-103, Cl CI, IO
4.000%, 07/20/45	32,325,426	2,910,080
GNMA, Ser 2016-99, Cl ID, IO
4.500%, 04/16/44	23,562,786	4,898,887
GNMA, Ser 2019-137, Cl GI, IO
4.000%, 11/20/49	56,828,796	6,308,803
GS Mortgage Securities Trust, Ser 2017- G5, Cl AS
3.826%, 03/10/50 (D)	3,500,000	3,859,796
GS Mortgage Securities Trust, Ser 2018- GS9, Cl A4
3.992%, 03/10/51 (D)	10,000,000	11,520,058
GS Mortgage-Backed Securities Trust, Ser 2019-PJ2, Cl A6
4.000%, 11/25/49 (A)(D)	1,300,386	1,306,786
Homeward Opportunities Fund I Trust, Ser 2019-1, Cl A1
3.454%, 01/25/59 (A)(D)	2,501,643	2,521,525
Homeward Opportunities Fund I Trust, Ser 2019-3, Cl A1
2.675%, 11/25/59 (A)(D)	8,685,116	8,801,802
Hudson Yards Mortgage Trust, Ser 2019- 30HY, Cl B
3.380%, 07/10/39 (A)(D)	2,500,000	2,704,892
Impact Funding, Ser 2001-AA, Cl D
5.573%, 07/25/33 (A)(D)	79,995	79,731
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.395%, 06/15/49 (D)	3,328,000	2,841,636
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl AMS
5.337%, 05/15/47	2,261,874	2,018,508
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.495%, 02/15/51 (D)	1,953,722	1,820,875
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.994%, 02/15/51 (A)(B)(D)(E)	1,000,000	—
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.239%, 07/15/40 (D)	299,212	287,596
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (A)	3,000,000	3,102,847
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.746%, 05/15/49 (D)	2,413,000	2,310,437
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (D)	115,396	115,846
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ
6.014%, 06/11/42 (D)	5,740,564	5,748,515
Morgan Stanley Capital I, Ser 2007-T27, Cl B
6.014%, 06/11/42 (A)(D)	500,000	513,755

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value

Morgan Stanley Capital I, Ser 2011-C1, Cl C
5.516%, 09/15/47 (A)(D)	$2,000,000	$2,007,657
New Residential Mortgage Loan Trust, Ser 2020-NPL1, Cl A1
4.335%, 07/25/60 (A)	9,653,170	9,666,667
PSMC Trust, Ser 2020-2, Cl A2
3.000%, 05/25/50 (A)(D)	4,324,244	4,406,336
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.569%, 05/10/45 (A)(D)	9,160,000	8,506,153
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl D
4.888%, 05/10/63 (A)(D)	7,245,000	3,843,240
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E
4.888%, 05/10/63 (A)(D)	15,614,806	6,588,047
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C
5.030%, 08/10/49 (A)(D)	3,000,000	3,079,013
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.471%, 12/10/45 (A)(D)	13,624,000	7,354,354
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.727%, 01/15/59 (D)	5,000,000	5,144,005
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(D)	2,000,000	1,651,626
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	5,159,196
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.058%, 08/17/36 (A)(D)	5,000,000	5,414,336
Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, Cl A4
4.012%, 03/15/51 (D)	6,000,000	6,902,920
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
4.735%, 03/15/46 (D)	3,000,000	2,949,530
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(D)	7,310,000	6,107,414

		358,773,981

Non-Agency Residential Mortgage-Backed Obligation — 2.8%
Arroyo Mortgage Trust, Ser 2018-1, Cl A1
3.763%, 04/25/48 (A)(D)	10,471,764	10,585,965
Arroyo Mortgage Trust, Ser 2019-2, Cl A2
3.498%, 04/25/49 (A)(D)	7,586,722	7,811,374
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, VAR ICE LIBOR USD 1 Month+2.250%, 02/25/37 (B)(E)	1,000,000	—
CSAIL Mortgage Trust, Ser 2018-CX11, Cl A5
4.033%, 04/15/51	10,000,000	11,406,411
Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1
3.479%, 04/25/58 (A)(D)	1,603,178	1,632,632
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(D)	2,668,021	2,729,466

Description	Face Amount	Value

JPMorgan Mortgage Trust, Ser 2016-4, Cl A3
3.500%, 10/25/46 (A)(D)	$1,105,853	$1,136,307
JPMorgan Mortgage Trust, Ser 2017-1, Cl A3
3.500%, 01/25/47 (D)	830,701	850,744
JPMorgan Mortgage Trust, Ser 2019-1, Cl A3
4.000%, 05/25/49 (A)(D)	2,867,250	2,942,969
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.887%, 04/25/43 (A)(D)	138,285,154	2,852,076
Sequoia Mortgage Trust, Ser 2017-2, Cl A4
3.500%, 02/25/47 (A)(D)	1,545,918	1,563,070
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/47 (A)(D)	1,918,331	1,927,413
Sequoia Mortgage Trust, Ser 2017-CH1, Cl A2
3.500%, 08/25/47 (A)(D)	1,035,500	1,059,500
Sequoia Mortgage Trust, Ser 2018-3, Cl A4
3.500%, 03/25/48 (A)(D)	1,336,570	1,339,027
Sequoia Mortgage Trust, Ser 2018-CH4, Cl A2
4.000%, 10/25/48 (A)(D)	1,801,850	1,842,820
Sequoia Mortgage Trust, Ser 2019-CH1, Cl A1
4.500%, 03/25/49 (A)(D)	2,669,551	2,738,307
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-1, Cl A1
4.000%, 11/25/48 (A)(D)	4,765,575	4,843,843
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-2, Cl A1
4.000%, 04/25/49 (A)(D)	3,765,844	3,819,588
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-3, Cl A1
3.500%, 07/25/49 (A)(D)	5,764,794	5,898,480
Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Cl A1
3.000%, 12/25/49 (A)(D)	8,980,667	9,209,833
Wells Fargo Mortgage Backed Securities Trust, Ser 2020-4, Cl A2
2.500%, 07/25/50 (A)(D)	1,856,103	1,901,789
Wells Fargo Mortgage Backed Securities, Ser 2018-1, Cl A7
3.500%, 07/25/47 (A)(D)	1,434,323	1,438,902
WinWater Mortgage Loan Trust, Ser 2014- 1, Cl A1
3.849%, 06/20/44 (A)(D)	1,707,178	1,771,615
WinWater Mortgage Loan Trust, Ser 2014- 2, Cl A1
4.000%, 09/20/44 (A)(D)	821,769	849,529
WinWater Mortgage Loan Trust, Ser 2014- 3, Cl A3
3.500%, 11/20/44 (A)(D)	1,322,679	1,358,516
WinWater Mortgage Loan Trust, Ser 2015- 2, Cl A11
3.500%, 02/20/45 (A)(D)	1,887,137	1,938,503

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value

WinWater Mortgage Loan Trust, Ser 2015- 3, Cl A3
3.500%, 03/20/45 (A)(D)	$2,053,683	$2,115,544

		87,564,223

Total Mortgage-Backed Securities (Cost $664,430,179)		618,014,545

COLLATERALIZED LOAN OBLIGATIONS — 18.6%
Apidos Funding RR Subsidiary, Ser 2018- 12RR, Cl A
1.767%, VAR ICE LIBOR USD 3 Month+1.530%, 04/15/31 (A)	3,000,000	3,006,558
Apidos XI, Ser 2019-11A, Cl BRR
1.918%, VAR ICE LIBOR USD 3 Month+1.700%, 10/17/30 (A)	15,000,000	14,626,170
Apidos XXVIII, Ser 2017-28A, Cl A2
1.618%, VAR ICE LIBOR USD 3 Month+1.400%, 01/20/31 (A)	15,000,000	14,700,360
Avery Point IV, Ser 2017-1A, Cl BR
1.815%, VAR ICE LIBOR USD 3 Month+1.600%, 04/25/26 (A)	7,500,000	7,470,765
BCC Middle Market, Ser 2018-1A, Cl A1A
1.768%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/30 (A)	21,000,000	20,592,054
Benefit Street Partners III, Ser 2017-IIIA, Cl A1R
1.468%, VAR ICE LIBOR USD 3 Month+1.250%, 07/20/29 (A)	14,975,800	14,869,891
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
6.818%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (A)	5,000,000	3,753,180
Benefit Street Partners IV, Ser 2019-IVA, Cl A1RR
1.468%, VAR ICE LIBOR USD 3 Month+1.250%, 01/20/29 (A)	10,000,000	9,940,500
Benefit Street Partners VIII, Ser 2018-8A, Cl A1AR
1.318%, VAR ICE LIBOR USD 3 Month+1.100%, 01/20/31 (A)	5,450,000	5,394,911
BlueMountain, Ser 2019-2A, Cl A2R
2.053%, VAR ICE LIBOR USD 3 Month+1.800%, 08/20/32 (A)	23,000,000	22,619,074
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
2.018%, VAR ICE LIBOR USD 3 Month+1.800%, 04/17/31 (A)	4,500,000	4,138,965
Carlyle Global Market Strategies, Ser 2018-3A, Cl A1A2
1.404%, VAR ICE LIBOR USD 3 Month+1.180%, 01/14/32 (A)	24,855,641	24,051,636
Carlyle Global Market Strategies, Ser 2018-3A, Cl A2A2
2.074%, VAR ICE LIBOR USD 3 Month+1.850%, 01/14/32 (A)	7,000,000	6,940,353
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A1A
1.267%, VAR ICE LIBOR USD 3 Month+1.050%, 07/27/31 (A)	14,877,491	14,650,966

Description	Face Amount	Value

Carlyle Global Market Strategies, Ser 2018-3RA, Cl A2
1.767%, VAR ICE LIBOR USD 3 Month+1.550%, 07/27/31 (A)	$9,000,000	$8,770,635
Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR
1.377%, VAR ICE LIBOR USD 3 Month+1.140%, 07/15/31 (A)	15,834,091	15,681,529
Carlyle Global Market Strategies, Ser 2019-2A, Cl A2A
1.987%, VAR ICE LIBOR USD 3 Month+1.750%, 07/15/32 (A)	10,000,000	9,794,250
CIFC Funding, Ser 2018-1A, Cl A
1.218%, VAR ICE LIBOR USD 3 Month+1.000%, 04/18/31 (A)	10,000,000	9,815,740
CIFC Funding, Ser 2018-1A, Cl C
1.968%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (A)	2,000,000	1,882,278
Dryden 68, Ser 2019-68A, Cl B
1.977%, VAR ICE LIBOR USD 3 Month+1.740%, 07/15/32 (A)	11,750,000	11,698,147
Fortress Credit Opportunities IX, Ser 2017- 9A, Cl A1T
1.830%, VAR ICE LIBOR USD 3 Month+1.550%, 11/15/29 (A)	21,000,000	20,837,040
Galaxy XXI, Ser 2015-21A, Cl AR
1.238%, VAR ICE LIBOR USD 3 Month+1.020%, 04/20/31 (A)	5,000,000	4,930,815
GoldenTree Credit Opportunities Financing, Ser 2018-1A, Cl A1R
1.930%, VAR ICE LIBOR USD 3 Month+1.680%, 06/15/34 (A)	15,000,000	14,669,385
Golub Capital Partners, Ser 2017-17A, Cl A1R
1.895%, VAR ICE LIBOR USD 3 Month+1.650%, 10/25/30 (A)	9,000,000	8,871,804
Golub Capital Partners, Ser 2017-19RA, Cl A1A
1.515%, VAR ICE LIBOR USD 3 Month+1.300%, 07/26/29 (A)	20,000,000	19,904,040
Golub Capital Partners, Ser 2017-21A, Cl AR
1.685%, VAR ICE LIBOR USD 3 Month+1.470%, 01/25/31 (A)	11,000,000	10,798,524
Golub Capital Partners, Ser 2017-21A, Cl CR
2.665%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (A)	2,000,000	1,875,526
Golub Capital Partners, Ser 2017-22A, Cl AR
1.398%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/31 (A)	9,000,000	8,885,583
Golub Capital Partners, Ser 2017-23A, Cl AR
1.418%, VAR ICE LIBOR USD 3 Month+1.200%, 01/20/31 (A)	20,000,000	19,758,860
Golub Capital Partners, Ser 2017-23A, Cl BR
1.768%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (A)	4,000,000	3,846,584

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value

Golub Capital Partners, Ser 2017-24A, Cl AR
1.849%, VAR ICE LIBOR USD 3 Month+1.600%, 11/05/29 (A)	$9,500,000	$9,464,375
Golub Capital Partners, Ser 2017-24A, Cl DR
4.149%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (A)	3,000,000	2,730,036
Golub Capital Partners, Ser 2018-26A, Cl BR
1.768%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (A)	12,000,000	11,530,488
Golub Capital Partners, Ser 2018-36A, Cl A
1.549%, VAR ICE LIBOR USD 3 Month+1.300%, 02/05/31 (A)	11,000,000	10,719,775
Golub Capital Partners, Ser 2019-34A, Cl AR
1.949%, VAR ICE LIBOR USD 3 Month+1.700%, 03/14/31 (A)	7,000,000	6,865,838
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
1.310%, VAR ICE LIBOR USD 3 Month+1.080%, 07/16/31 (A)	13,000,000	12,898,873
MCF IV, Ser 2017-1A, Cl AR
1.768%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/29 (A)	10,000,000	9,844,940
MCF IV, Ser 2017-1A, Cl CR
2.868%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (A)	3,000,000	2,877,825
NewStar Berkeley Fund, Ser 2019-1A, Cl AR
1.815%, VAR ICE LIBOR USD 3 Month+1.600%, 10/25/28 (A)	5,000,000	4,958,350
NXT Capital, Ser 2017-1A, Cl A
1.918%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/29 (A)	9,000,000	8,907,786
Oak Hill Credit Partners X-R, Ser 2018- 10RA, Cl B
1.968%, VAR ICE LIBOR USD 3 Month+1.750%, 12/12/30 (A)	8,000,000	7,999,976
Oak Hill Credit Partners X-R, Ser 2018- 10RA, Cl C
2.418%, VAR ICE LIBOR USD 3 Month+2.200%, 12/12/30 (A)	5,100,000	5,006,752
Oaktree EIF II, Ser 2017-IIIA, Cl A2
1.668%, VAR ICE LIBOR USD 3 Month+1.450%, 07/17/29 (A)	7,250,000	7,178,247
Oaktree, Ser 2019-3A, Cl B
2.218%, VAR ICE LIBOR USD 3 Month+2.000%, 07/20/31 (A)	13,500,000	13,463,590
Oaktree, Ser 2019-4A, Cl B
2.218%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/32 (A)	25,000,000	25,037,550
Octagon Investment Partners XX, Ser 2019-4A, Cl B
2.157%, VAR ICE LIBOR USD 3 Month+1.900%, 05/12/31 (A)	9,500,000	9,519,646
OHA Credit Partners VII, Ser 2016-7A, Cl DR
4.453%, VAR ICE LIBOR USD 3 Month+4.200%, 11/20/27 (A)	6,500,000	6,469,229

Description	Face Amount	Value

OZLM Funding IV, Ser 2017-4A, Cl A2R
1.916%, VAR ICE LIBOR USD 3 Month+1.700%, 10/22/30 (A)	$5,000,000	$4,836,615
OZLM XVI, Ser 2017-16A, Cl A1
1.540%, VAR ICE LIBOR USD 3 Month+1.260%, 05/16/30 (A)	9,947,887	9,892,687
Parallel, Ser 2015-1A, Cl AR
1.068%, VAR ICE LIBOR USD 3 Month+0.850%, 07/20/27 (A)	2,107,198	2,091,878
Sudbury Mill, Ser 2013-1A, Cl E
4.968%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (A)	1,500,000	987,235
Thayer Park, Ser 2017-1A, Cl B
2.568%, VAR ICE LIBOR USD 3 Month+2.350%, 04/20/29 (A)	9,500,000	9,361,832
Venture 35, Ser 2018-35A, Cl BL
2.066%, VAR ICE LIBOR USD 3 Month+1.850%, 10/22/31 (A)	20,000,000	19,422,320
Venture XIX, Ser 2018-19A, Cl ARR
1.497%, VAR ICE LIBOR USD 3 Month+1.260%, 01/15/32 (A)	19,250,000	19,158,409
Venture, Ser 2019-37A, Cl BN
2.137%, VAR ICE LIBOR USD 3 Month+1.900%, 07/15/32 (A)	10,000,000	9,974,950
Zais, Ser 2017-1A, Cl A2
1.737%, VAR ICE LIBOR USD 3 Month+1.500%, 07/15/29 (A)	11,250,000	10,924,718
Zais, Ser 2018-1A, Cl B
1.687%, VAR ICE LIBOR USD 3 Month+1.450%, 04/15/29 (A)	5,000,000	4,729,460

Total Collateralized Loan Obligations (Cost $595,516,067)		585,629,503

ASSET-BACKED SECURITIES — 17.6%

Automotive — 13.6%
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl E
5.170%, 06/10/24 (A)	2,180,000	2,199,941
American Credit Acceptance Receivables Trust, Ser 2018-3, Cl F
6.440%, 06/12/25 (A)	4,000,000	4,163,382
American Credit Acceptance Receivables Trust, Ser 2018-4, Cl D
4.400%, 01/13/25 (A)	12,605,000	13,094,577
American Credit Acceptance Receivables Trust, Ser 2019-3, Cl C
2.760%, 09/12/25 (A)	6,500,000	6,628,104
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl D
2.390%, 03/13/26 (A)	2,000,000	2,033,866
American Credit Acceptance Receivables Trust, Ser 2020-2, Cl E
7.600%, 02/16/27 (A)	13,750,000	15,055,153
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl D
2.400%, 06/15/26 (A)	6,500,000	6,601,786
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl E
3.650%, 12/14/26 (A)	4,000,000	4,003,327

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value

AmeriCredit Automobile Receivables Trust, Ser 2017-2, Cl D
3.420%, 04/18/23	$8,570,000	$8,792,600
Avid Automobile Receivables Trust, Ser 2019-1, Cl D
4.030%, 07/15/26 (A)	1,300,000	1,280,143
Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl A4
2.960%, 06/19/24 (A)	5,000,000	5,229,929
CarMax Auto Owner Trust, Ser 2016-4, Cl D
2.910%, 04/17/23	3,500,000	3,510,092
CarMax Auto Owner Trust, Ser 2017-3, Cl D
3.460%, 10/16/23	250,000	255,464
CarMax Auto Owner Trust, Ser 2018-1, Cl D
3.370%, 07/15/24	1,485,000	1,531,642
Carmax Auto Owner Trust, Ser 2018-4, Cl D
4.150%, 04/15/25	1,000,000	1,043,822
Carnow Auto Receivables Trust, Ser 2019- 1A, Cl A
2.720%, 11/15/22 (A)	4,957,680	4,993,129
Carvana Auto Receivables Trust, Ser 2019- 1A, Cl E
5.640%, 01/15/26 (A)	8,000,000	8,352,097
Carvana Auto Receivables Trust, Ser 2019- 2A, Cl B
2.740%, 12/15/23 (A)	9,000,000	9,165,725
Carvana Auto Receivables Trust, Ser 2019- 3A, Cl E
4.600%, 07/15/26 (A)	5,000,000	5,149,382
Carvana Auto Receivables Trust, Ser 2019- 4A, Cl E
4.700%, 10/15/26 (A)	6,000,000	6,131,760
CF Hippolyta, Ser 2020-1, Cl A2
1.990%, 07/15/60 (A)	5,908,031	5,955,470
CPS Auto Receivables Trust, Ser 2016-A, Cl F
7.650%, 03/15/23 (A)	10,540,000	10,617,949
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (A)	6,500,000	6,646,390
CPS Auto Receivables Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (A)	8,000,000	8,113,706
CPS Auto Receivables Trust, Ser 2017-B, Cl D
3.950%, 03/15/23 (A)	2,718,753	2,736,949
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (A)	6,055,000	6,173,061
CPS Auto Receivables Trust, Ser 2019-D, Cl D
2.720%, 09/15/25 (A)	3,000,000	3,055,969
CPS Auto Receivables Trust, Ser 2019-D, Cl E
3.860%, 10/15/25 (A)	6,000,000	6,034,263
DT Auto Owner Trust, Ser 2018-3A, Cl D
4.190%, 07/15/24 (A)	10,000,000	10,392,036

Description	Face Amount	Value

DT Auto Owner Trust, Ser 2020-1A, Cl E
3.480%, 02/16/27 (A)	$4,500,000	$4,479,097
DT Auto Owner Trust, Ser 2020-3A, Cl D
1.840%, 06/15/26 (A)	2,000,000	2,009,047
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl D
3.530%, 11/15/23 (A)	5,500,000	5,653,128
Exeter Automobile Receivables Trust, Ser 2018-4A, Cl C
3.970%, 09/15/23 (A)	5,325,332	5,402,676
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl C
2.790%, 05/15/24 (A)	7,000,000	7,150,894
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl D
2.730%, 12/15/25 (A)	2,500,000	2,580,150
First Investors Auto Owner Trust, Ser 2019-1A, Cl D
3.550%, 04/15/25 (A)	1,700,000	1,774,693
First Investors Auto Owner Trust, Ser 2020-1A, Cl D
3.150%, 04/15/26 (A)	4,000,000	4,111,792
First Investors Auto Owner Trust, Ser 2020-1A, Cl E
4.630%, 06/16/26 (A)	5,510,000	5,783,066
First Investors Auto Owner Trust, Ser 2020-1A, Cl F
7.070%, 06/15/27 (A)	5,300,000	5,828,050
Flagship Credit Auto Trust, Ser 2016-1, Cl D
8.590%, 05/15/23 (A)	10,380,000	10,656,924
Flagship Credit Auto Trust, Ser 2016-3, Cl D
3.890%, 11/15/22 (A)	5,000,000	5,083,760
Flagship Credit Auto Trust, Ser 2017-4, Cl C
2.920%, 11/15/23 (A)	4,466,000	4,521,304
Flagship Credit Auto Trust, Ser 2018-3, Cl D
4.150%, 12/16/24 (A)	568,000	595,990
Flagship Credit Auto Trust, Ser 2019-2, Cl D
3.530%, 05/15/25 (A)	5,190,000	5,419,408
Flagship Credit Auto Trust, Ser 2020-1, Cl E
3.520%, 06/15/27 (A)	7,931,000	7,816,605
Flagship Credit Auto Trust, Ser 2020-2, Cl E
8.220%, 09/15/27 (A)	8,000,000	8,880,866
Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3
3.030%, 11/15/22	—	—
Foursight Capital Automobile Receivables Trust, Ser 2017-1, Cl C
3.470%, 12/15/22 (A)	2,200,000	2,215,365
Foursight Capital Automobile Receivables Trust, Ser 2018-2, Cl D
4.330%, 07/15/24 (A)	4,650,000	4,884,074
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl E
3.490%, 04/15/26 (A)	1,300,000	1,283,874

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value

Global SC Finance VII Srl, Ser 2020-1A, Cl A
2.170%, 10/17/40 (A)	$3,963,697	$3,958,471
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl D
3.840%, 05/15/26 (A)	6,000,000	6,087,293
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl D
3.680%, 11/16/26 (A)	5,000,000	5,069,857
GLS Auto Receivables Trust, Ser 2016-1A, Cl D
9.130%, 01/18/22 (A)	7,075,000	7,083,712
Marlette Funding Trust, Ser 2020-1A, Cl D
3.540%, 03/15/30 (A)	1,500,000	1,505,434
Master Credit Card Trust II, Ser 2019-2A, Cl B
2.390%, 01/21/23 (A)	5,582,000	5,639,619
Master Credit Card Trust II, Ser 2019-2A, Cl C
2.830%, 01/21/23 (A)	1,509,000	1,524,463
Master Credit Card Trust II, Ser 2020-1A, Cl C
2.590%, 09/21/24 (A)	2,000,000	2,058,133
MelTel Land Funding, Ser 2019-1A, Cl B
4.701%, 04/15/49 (A)	1,300,000	1,348,995
Mosaic Solar Loan Trust, Ser 2020-2A, Cl B
2.210%, 08/20/46 (A)	5,000,000	4,921,240
Octane Receivables Trust, Ser 2019-1A, Cl A
3.160%, 09/20/23 (A)	4,772,984	4,826,447
OHA Credit Funding 7, Ser 2020-7A, Cl A
0.000%, VAR ICE LIBOR USD 3 Month+1.250%, 10/19/32 (A)	17,000,000	17,000,000
OHA Credit Funding 7, Ser 2020-7A, Cl E
4.453%, VAR ICE LIBOR USD 3 Month+7.250%, 10/19/32 (A)	2,500,000	2,500,000
Orange Lake Timeshare Trust, Ser 2019-A, Cl D
4.930%, 04/09/38 (A)	515,610	507,401
OSCAR US Funding Trust V, Ser 2016-2A, Cl A4
2.990%, 12/15/23 (A)	5,060,159	5,095,750
Pawnee Equipment Receivables Series, Ser 2019-1, Cl D
2.860%, 10/15/24 (A)	5,500,000	5,297,264
Pawnee Equipment Receivables Series, Ser 2020-1, Cl A
1.370%, 11/17/25 (A)	2,876,376	2,874,706
Prestige Auto Receivables Trust, Ser 2019- 1A, Cl C
2.700%, 10/15/24 (A)	6,095,000	6,245,922
Pretium Mortgage Credit Partners I, Ser 2020-NPL1, Cl A2
3.967%, 05/27/59 (A)	7,000,000	6,768,256
RCO V Mortgage, Ser 2019-2, Cl A1
3.475%, 11/25/24 (A)	8,487,817	8,488,306
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl E
7.690%, 05/15/26 (A)	9,006,000	9,976,561
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl F
10.120%, 01/16/29 (A)	27,740,000	30,266,923

Description	Face Amount	Value

Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/28 (A)	$6,250,000	$6,469,521
SFS Asset Securitization, Ser 2019-1, Cl A
4.238%, 06/10/25 (A)	11,000,000	10,972,091
Skopos Auto Receivables Trust, Ser 2019- 1A, Cl C
3.630%, 09/16/24 (A)	2,300,000	2,348,609
Textainer Marine Containers VIII, Ser 2020-2A, Cl B
3.340%, 09/20/45 (A)	1,984,807	1,984,572
United Auto Credit Securitization Trust, Ser 2020-1, Cl F
9.080%, 01/12/26 (A)	3,680,000	3,927,724

		429,819,747

Other Asset-Backed Securities — 3.2%
321 Henderson Receivables I, Ser 2010- 2A, Cl B
7.450%, 01/15/50 (A)	1,955,773	2,178,570
321 Henderson Receivables I, Ser 2012- 1A, Cl B
7.140%, 02/15/67 (A)	668,215	851,864
321 Henderson Receivables I, Ser 2012- 2A, Cl B
6.770%, 10/17/61 (A)	1,781,467	2,202,172
BCC Funding XVI, Ser 2019-1A, Cl B
2.640%, 09/20/24 (A)	6,000,000	6,053,813
BCC Funding XVI, Ser 2019-1A, Cl C
2.950%, 09/20/24 (A)	500,000	502,272
Business Jet Securities, Ser 2018-2, Cl A
4.447%, 06/15/33 (A)	4,409,460	4,446,666
Business Jet Securities, Ser 2018-2, Cl C
6.656%, 06/15/33 (A)	1,491,275	1,495,393
BX Commercial Mortgage Trust, Ser 2020- VIV3, Cl B
3.543%, 03/09/44 (A)	8,000,000	7,957,781
BXMT, Ser 2020-FL2, Cl A
1.047%, VAR ICE LIBOR USD 1 Month+0.900%, 02/16/37 (A)	13,000,000	12,822,914
CAL Funding IV, Ser 2020-1A, Cl B
3.500%, 09/25/45 (A)	1,687,958	1,678,455
CFG Investments, Ser 2019-1, Cl A
5.560%, 08/15/29 (A)	7,800,000	7,866,473
Credibly Asset Securitization, Ser 2018-1A, Cl A
4.800%, 11/15/23 (A)	6,000,000	5,949,677
Credibly Asset Securitization, Ser 2018-1A, Cl C
6.760%, 11/15/23 (A)(E)	5,201,000	825,919
Diamond Resorts Owner Trust, Ser 2019- 1A, Cl A
2.890%, 02/20/32 (A)	3,192,749	3,275,472
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43 (A)	10,510,489	9,414,928
Harley Marine Financing, Ser 2018-1A, Cl B
7.869%, 05/15/43 (A)(E)	6,000,000	1,357,200
Harvest SBA Loan Trust, Ser 2018-1, Cl A
2.399%, VAR ICE LIBOR USD 1 Month+2.250%, 08/25/44 (A)	5,039,312	4,836,079

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value

Orange Lake Timeshare Trust, Ser 2019-A, Cl C
3.610%, 04/09/38 (A)	$3,124,870	$3,080,495
Pawnee Equipment Receivables Series, Ser 2019-1, Cl E
3.800%, 01/15/26 (A)	2,500,000	2,386,188
Pretium Mortgage Credit Partners I, Ser 2019-NPL3, Cl A1
3.105%, 07/27/59 (A)	3,948,138	3,952,541
PRPM, Ser 2019-4A, Cl A1
3.351%, 11/25/24 (A)	1,754,669	1,759,104
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (A)	2,240,990	1,442,249
Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (A)	3,540,000	3,761,452
Trip Rail Master Funding, Ser 2011-1A, Cl A2
6.024%, 07/15/41 (A)	2,995,483	3,062,159
Triton Container Finance VIII, Ser 2020- 1A, Cl B
3.740%, 09/20/45 (A)	992,917	999,670
Vericrest Opportunity Loan Trust, Ser 2020-NPL6, Cl A1A
3.967%, 04/25/50 (A)	6,556,595	6,591,371

		100,750,877

Student Loan — 0.8%
Brazos Student Finance, Ser 2009-1, Cl B
2.725%, VAR ICE LIBOR USD 3 Month+2.500%, 12/27/39	5,000,000	5,068,180
College Ave Student Loans, Ser 2018-A, Cl A1
1.349%, VAR ICE LIBOR USD 1 Month+1.200%, 12/26/47 (A)	2,846,159	2,817,750
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	3,347,692	3,433,225
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.649%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (A)	10,000,000	9,518,648
SLM Student Loan Trust, Ser 2012-7, Cl B
1.949%, VAR ICE LIBOR USD 1 Month+1.800%, 09/25/43	5,000,000	4,729,702

		25,567,505

Total Asset-Backed Securities (Cost $549,947,114)		556,138,129

U.S. TREASURY OBLIGATIONS — 16.8%
U.S. Treasury Bonds
1.250%, 05/15/50	25,000,000	22,710,938
1.125%, 08/15/40	5,000,000	4,756,250
U.S. Treasury Inflationary Protection Securities
1.000%, 02/15/46 to 02/15/48	17,121,960	22,885,846
0.875%, 01/15/29	30,881,100	35,588,056
U.S. Treasury Notes
2.875%, 05/15/28	200,000,000	232,296,876
2.375%, 05/15/29	17,000,000	19,267,773
1.500%, 08/15/26	15,000,000	15,860,742

Description	Face Amount	Value

0.125%, 08/31/22 to 10/31/22	$175,000,000	$174,897,461

Total U.S. Treasury Obligations (Cost $483,655,701)		528,263,942

MUNICIPAL BONDS — 1.8%
California State, Build America Bonds, GO Callable 12/03/20 @ 100
7.950%, 03/01/36	315	288
Dallas County Schools, Taxable Public Property Finance, GO
3.450%, 06/01/22	806,474	770,183
3.200%, 06/01/21	804,988	768,764
Dallas County, Schools Tax, GO
4.000%, 06/01/19	784,793	776,945
3.000%, 06/01/19	476,529	471,764
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	8,264,850	5,682,084
Mission, Economic Development, RB Callable 12/03/20 @ 300
10.875%, 12/01/28(B)(E)	3,315,000	33,150
9.750%, 12/01/25(B)(E)	3,045,000	30,450
8.550%, 12/01/21(B)(E)	2,125,000	1,452,480
Northwest Independent School District, Ser A, GO Callable 02/15/30 @ 200
1.776%, 02/15/31	2,000,000	2,018,920
1.836%, 02/15/32	1,890,000	1,904,156
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB Callable 12/03/20 @ 100
8.000%, 05/15/29	5,000,000	5,016,000
San Juan, Higher Education Finance Authority, RB Callable 12/03/20 @ 100
8.250%, 08/15/29	4,400,000	4,416,280
State of Illinois, Ser A, GO
3.140%, 10/01/24	18,170,000	18,101,136
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB Callable 12/03/20 @ 100
8.750%, 08/15/27	955,000	955,086
Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB
8.125%, 02/15/27	1,900,000	2,376,786
Texas Transportation Commission State Highway Fund, RB
4.000%, 10/01/33	3,000,000	3,743,460
Texas Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	3,980,000	5,030,362
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	3,000,000	4,018,980

Total Municipal Bonds (Cost $63,486,837)		57,567,274

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value

SOVEREIGN DEBT — 0.8%
Argentine Republic Government International Bond
1.125%, 07/09/35	$8,925,940	$2,918,782
1.000%, 07/09/29	717,588	294,211
0.500%, 07/09/30	5,141,000	1,886,747
Kenya Government International Bond
7.250%, 02/28/28 to 02/28/28 (A)	4,000,000	4,180,944
Oman Government International Bond
6.500%, 03/08/47 (A)	15,000,000	12,102,900
Provincia de Buenos Aires
7.875%, 06/15/27 (A)(B)	300,000	98,250
Turkey Government International Bond
6.125%, 10/24/28	5,000,000	4,662,500

Total Sovereign Debt (Cost $28,814,417)		26,144,334

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
FFCB
2.920%, 04/29/26	5,635,000	5,828,737
FHLB
2.200%, 06/28/24	15,000,000	15,166,804

Total U.S. Government Agency Obligations (Cost $20,635,000)		20,995,541

COMMON STOCK — 0.0%
Seadrill Ltd.*	39,323	8,258
Seadrill New Finance Ltd.*	206,695	46,506

Total Common Stock (Cost $536,742)		54,764

CASH EQUIVALENT — 6.2%
Federated Government Obligations Fund, Cl I, 0.010%** (Cost $194,174,713)	194,174,713	194,174,713

Total Investments — 103.9% (Cost $3,394,708,199)		$3,275,605,190

Percentages are based on Net Assets of $3,151,877,579.

* Non-income producing security.
** Rate shown is the 7-day effective yield as of October 31, 2020.
‡ Real Estate Investment Trust

(A)  Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2020 was $ 1,697,741,086 and represents 53.9% of Net Assets.

(B) Security in default on interest payments.
(C) Distributions are paid-in-kind.
(D) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E) Level 3 security in accordance with fair value hierarchy.

Cl — Class
CPI YOY- Consumer Price Index Year Over Year
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
IO — Interest Only - face amount represents notional amount
MTN — Medium Term Note
PIK — Payment-in-Kind
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
STRIPS — Separately Traded Registered Interest and Principal Securities
USD — U.S. Dollar

The following is a list of the level of inputs used as of October 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$688,622,445	$—	$688,622,445
Mortgage-Backed Securities	—	618,014,545	—	618,014,545
Collateralized Loan Obligations	—	585,629,503	—	585,629,503
Asset-Backed Securities	—	553,955,010	2,183,119	556,138,129
U.S. Treasury Obligations	528,263,942	—	—	528,263,942
Municipal Bonds	—	56,051,194	1,516,080	57,567,274
Sovereign Debt	—	26,144,334	—	26,144,334
U.S. Government Agency Obligations	—	20,995,541	—	20,995,541
Common Stock	54,764	—	—	54,764
Cash Equivalents	194,174,713	—	—	194,174,713

Total Investments in Securities	$722,493,419	$2,549,412,572	$3,699,199	$3,275,605,190

(1)	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended October 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2600

FROST FAMILY OF FUNDS	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value

CORPORATE OBLIGATIONS — 37.2%

Communication Services — 4.8%
ANGI Group
3.875%, 08/15/28 (A)	$1,000,000	$988,750
LCPR Senior Secured Financing DAC
6.750%, 10/15/27 (A)	1,000,000	1,062,500
Photo Holdings Merger Sub
8.500%, 10/01/26 (A)	1,500,000	1,395,000
Sprint
7.875%, 09/15/23	1,500,000	1,710,000
Twitter
3.875%, 12/15/27 (A)	2,000,000	2,097,600
ViacomCBS
5.850%, 09/01/43	2,000,000	2,522,280

		9,776,130

Consumer Discretionary — 14.4%
Beazer Homes USA
7.250%, 10/15/29 (A)	1,000,000	1,074,700
Block Financial
3.875%, 08/15/30	2,000,000	2,060,433
Choice Hotels International
3.700%, 12/01/29	2,000,000	2,087,060
Dillard’s
7.000%, 12/01/28	500,000	522,491
Expedia
3.800%, 02/15/28	2,000,000	2,010,271
Expedia Group
7.000%, 05/01/25 (A)	500,000	535,419
Ford Motor Credit
3.087%, 01/09/23	1,000,000	990,000
GameStop
10.000%, 03/15/23 (A)	500,000	495,000
Jaguar Land Rover Automotive
4.500%, 10/01/27 (A)	2,000,000	1,690,000
Macy’s
8.375%, 06/15/25 (A)	500,000	522,050
Marriott International
3.500%, 10/15/32	2,000,000	1,973,885
MGM Resorts International
6.750%, 05/01/25	1,000,000	1,051,900
Mohawk Industries
3.625%, 05/15/30	2,000,000	2,171,478
QVC
5.450%, 08/15/34	1,000,000	987,500
4.850%, 04/01/24	500,000	521,250
4.750%, 02/15/27	1,000,000	1,020,315
Scientific Games International
8.625%, 07/01/25 (A)	2,000,000	2,079,360
Staples
10.750%, 04/15/27 (A)	1,500,000	1,192,500
STL Holding
7.500%, 02/15/26 (A)	1,500,000	1,490,625
Under Armour
3.250%, 06/15/26	2,000,000	1,932,280
VistaJet Malta Finance
10.500%, 06/01/24 (A)	2,000,000	1,900,000
Whirlpool
4.600%, 05/15/50	1,000,000	1,238,236

		29,546,753

Description	Face Amount	Value

Energy — 1.2%
Cimarex Energy
4.375%, 06/01/24	$1,000,000	$1,067,632
Murphy Oil
6.875%, 08/15/24	500,000	447,500
5.750%, 08/15/25	1,000,000	821,390

		2,336,522

Financials — 6.0%
Athene Holding
6.150%, 04/03/30	500,000	597,555
Barclays
4.375%, 09/11/24	1,500,000	1,627,579
Credit Suisse Group
4.282%, 01/09/28 (A)	500,000	565,937
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25	1,000,000	1,106,464
Danske Bank
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/25 (A)	1,500,000	1,589,883
Deutsche Bank MTN
4.296%, VAR USD Swap Semi 30/360 5 Yr Curr+2.248%, 05/24/28	500,000	485,024
Deutsche Bank NY
3.950%, 02/27/23	1,000,000	1,052,971
HSBC Holdings
6.500%, 09/15/37	1,500,000	2,035,002
Springleaf Finance
5.375%, 11/15/29	500,000	513,770
UBS
5.125%, 05/15/24	1,500,000	1,644,810
Westpac Banking
2.894%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.350%, 02/04/30	1,000,000	1,030,806

		12,249,801

Industrials — 6.3%
Boeing
5.150%, 05/01/30	500,000	552,566
Builders FirstSource
6.750%, 06/01/27 (A)	1,000,000	1,072,500
Flowserve
3.500%, 10/01/30	1,000,000	996,150
Great Lakes Dredge & Dock
8.000%, 05/15/22	2,010,000	2,054,682
Masco
7.750%, 08/01/29	1,088,000	1,513,738
Owens Corning
3.950%, 08/15/29	2,000,000	2,240,179
Southwest Airlines
3.450%, 11/16/27	2,500,000	2,532,397
Teekay
9.250%, 11/15/22 (A)	2,080,000	1,997,632

		12,959,844

Information Technology — 3.4%
Castle US Holding
9.500%, 02/15/28 (A)	1,000,000	950,000
Diebold Nixdorf
9.375%, 07/15/25 (A)	500,000	530,625
8.500%, 04/15/24	2,000,000	1,820,000
Flex
3.750%, 02/01/26	1,500,000	1,641,388

FROST FAMILY OF FUNDS	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value

Shift4 Payments
4.625%, 11/01/26 (A)	$1,000,000	$1,012,800
VeriSign
4.750%, 07/15/27	1,000,000	1,060,000

		7,014,813

Materials — 1.1%
NOVA Chemicals
4.875%, 06/01/24 (A)	1,000,000	989,200
Vale Overseas
6.250%, 08/10/26	1,000,000	1,193,200

		2,182,400

Total Corporate Obligations (Cost $73,814,963)		76,066,263

COLLATERALIZED LOAN OBLIGATIONS — 26.8%
BCC Middle Market, Ser 2018-1A, Cl B
3.218%, VAR ICE LIBOR USD 3 Month+3.000%, 10/20/30 (A)	1,000,000	961,689
Benefit Street Partners III, Ser 2017-IIIA, Cl CR
4.118%, VAR ICE LIBOR USD 3 Month+3.900%, 07/20/29 (A)	2,000,000	1,824,928
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
6.818%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (A)	2,500,000	1,876,590
Benefit Street Partners IV, Ser 2016-IVA, Cl DR
7.468%, VAR ICE LIBOR USD 3 Month+7.250%, 01/20/29 (A)	3,000,000	2,386,692
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
2.018%, VAR ICE LIBOR USD 3 Month+1.800%, 04/17/31 (A)	1,250,000	1,149,712
CARLYLE US, Ser 2018-1A, Cl B
2.068%, VAR ICE LIBOR USD 3 Month+1.850%, 04/20/31 (A)	2,000,000	1,868,922
Chenango Park, Ser 2018-1A, Cl B
2.087%, VAR ICE LIBOR USD 3 Month+1.850%, 04/15/30 (A)	1,000,000	962,985
CIFC Funding, Ser 2018-1A, Cl C
1.968%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (A)	500,000	470,569
Fortress Credit Opportunities IX, Ser 2017- 9A, Cl C
2.930%, VAR ICE LIBOR USD 3 Month+2.650%, 11/15/29 (A)	1,400,000	1,347,317
Galaxy XXIX, Ser 2018-29A, Cl D
2.680%, VAR ICE LIBOR USD 3 Month+2.400%, 11/15/26 (A)	500,000	478,977
Golub Capital Partners, Ser 2017-17A, Cl BR
3.145%, VAR ICE LIBOR USD 3 Month+2.900%, 10/25/30 (A)	1,500,000	1,435,383
Golub Capital Partners, Ser 2017-19RA, Cl B
2.765%, VAR ICE LIBOR USD 3 Month+2.550%, 07/26/29 (A)	2,000,000	1,964,206

Description	Face Amount	Value

Golub Capital Partners, Ser 2017-21A, Cl CR
2.665%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (A)	$3,000,000	$2,813,289
Golub Capital Partners, Ser 2017-22A, Cl CR
2.068%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/31 (A)	1,500,000	1,395,092
Golub Capital Partners, Ser 2017-23A, Cl BR
1.768%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (A)	1,000,000	961,646
Golub Capital Partners, Ser 2017-23A, Cl CR
2.018%, VAR ICE LIBOR USD 3 Month+1.800%, 01/20/31 (A)	2,000,000	1,843,330
Golub Capital Partners, Ser 2017-24A, Cl DR
4.149%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (A)	2,000,000	1,820,024
Golub Capital Partners, Ser 2018-26A, Cl BR
1.768%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (A)	1,000,000	960,874
Golub Capital Partners, Ser 2018-36A, Cl B
1.899%, VAR ICE LIBOR USD 3 Month+1.650%, 02/05/31 (A)	2,000,000	1,918,786
Golub Capital Partners, Ser 2018-36A, Cl C
2.349%, VAR ICE LIBOR USD 3 Month+2.100%, 02/05/31 (A)	1,500,000	1,389,561
Jay Park, Ser 2018-1A, Cl BR
2.218%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/27 (A)	1,000,000	976,807
LCM XXII, Ser 2018-22A, Cl BR
2.218%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/28 (A)	1,500,000	1,443,306
Madison Park Funding XII, Ser 2014-12A, Cl D
3.718%, VAR ICE LIBOR USD 3 Month+3.500%, 07/20/26 (A)	3,000,000	2,984,643
MCF IV, Ser 2017-1A, Cl CR
2.868%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (A)	1,000,000	959,275
MCF VIII, Ser 2018-1A, Cl B
1.968%, VAR ICE LIBOR USD 3 Month+1.750%, 07/18/30 (A)	3,000,000	2,864,286
Northwoods Capital XV, Ser 2017-15A, Cl C
2.877%, VAR ICE LIBOR USD 3 Month+2.650%, 06/20/29 (A)	1,000,000	962,182
OZLM Funding IV, Ser 2017-4A, Cl BR
2.416%, VAR ICE LIBOR USD 3 Month+2.200%, 10/22/30 (A)	2,000,000	1,918,340
OZLM XVI, Ser 2017-16A, Cl B
2.830%, VAR ICE LIBOR USD 3 Month+2.550%, 05/16/30 (A)	1,000,000	997,403
Race Point IX, Ser 2017-9A, Cl BR
2.387%, VAR ICE LIBOR USD 3 Month+2.150%, 10/15/30 (A)	4,000,000	3,770,452
Race Point IX, Ser 2017-9A, Cl DR
7.137%, VAR ICE LIBOR USD 3 Month+6.900%, 10/15/30 (A)	2,000,000	1,315,406

FROST FAMILY OF FUNDS	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value

Sudbury Mill, Ser 2013-1A, Cl E
4.968%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (A)	$4,700,000	$3,093,338
TCI-Symphony, Ser 2018-1A, Cl BR
1.916%, VAR ICE LIBOR USD 3 Month+1.650%, 10/13/29 (A)	2,000,000	1,967,000
Thayer Park, Ser 2017-1A, Cl D
6.318%, VAR ICE LIBOR USD 3 Month+6.100%, 04/20/29 (A)	1,000,000	907,845
Zais Clo 6, Ser 2017-1A, Cl C
3.037%, VAR ICE LIBOR USD 3 Month+2.800%, 07/15/29 (A)	1,010,159	959,672

Total Collateralized Loan Obligations (Cost $59,840,042)		54,950,527

ASSET-BACKED SECURITIES — 19.2%

Automotive — 13.2%
American Credit Acceptance Receivables Trust, Ser 2017-1, Cl E
5.440%, 03/13/24 (A)	2,000,000	2,017,816
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl E
5.170%, 06/10/24 (A)	2,500,000	2,522,869
Avid Automobile Receivables Trust, Ser 2019-1, Cl E
6.760%, 05/17/27 (A)	1,000,000	985,230
Carvana Auto Receivables Trust, Ser 2019- 1A, Cl E
5.640%, 01/15/26 (A)	1,584,000	1,653,715
Carvana Auto Receivables Trust, Ser 2019- 4A, Cl E
4.700%, 10/15/26 (A)	1,000,000	1,021,960
CPS Auto Receivables Trust, Ser 2015-A, Cl E
6.190%, 05/16/22 (A)	1,100,000	1,101,090
CPS Auto Receivables Trust, Ser 2015-C, Cl F
7.510%, 11/15/22 (A)	1,500,000	1,510,113
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (A)	1,500,000	1,533,782
CPS Auto Receivables Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (A)	1,155,000	1,171,416
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (A)	500,000	509,749
CPS Auto Receivables Trust, Ser 2019-D, Cl E
3.860%, 10/15/25 (A)	2,000,000	2,011,421
Drive Auto Receivables Trust, Ser 2018-1, Cl D
3.810%, 05/15/24	1,681,455	1,718,098
DT Auto Owner Trust, Ser 2017-2A, Cl E
6.030%, 01/15/24 (A)	1,500,000	1,544,047
DT Auto Owner Trust, Ser 2019-4A, Cl E
3.930%, 10/15/26 (A)	2,000,000	2,042,455
DT Auto Owner Trust, Ser 2020-3A, Cl E
3.620%, 10/15/27 (A)	1,500,000	1,508,165

Description	Face Amount	Value

First Investors Auto Owner Trust, Ser 2016-2A, Cl E
5.750%, 09/15/23 (A)	$1,250,000	$1,269,295
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/23 (A)	900,000	925,280
Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3
3.030%, 11/15/22	—	—
Octane Receivables Trust, Ser 2019-1A, Cl A
3.160%, 09/20/23 (A)	530,332	536,272
SFS Asset Securitization, Ser 2019-1, Cl A
4.238%, 06/10/25 (A)	1,500,000	1,496,194

		27,078,967

Other Asset-Backed Securities — 5.5%
BCC Funding XVI, Ser 2019-1A, Cl C
2.950%, 09/20/24 (A)	1,500,000	1,506,817
Business Jet Securities, Ser 2018-2, Cl A
4.447%, 06/15/33 (A)	456,151	460,000
Business Jet Securities, Ser 2018-2, Cl C
6.656%, 06/15/33 (A)	344,140	345,091
BXMT, Ser 2020-FL2, Cl A 1.047%, VAR ICE LIBOR USD 1
Month+0.900%, 02/16/37 (A)	1,000,000	986,378
CFG Investments, Ser 2019-1, Cl A
5.560%, 08/15/29 (A)	1,200,000	1,210,227
Credibly Asset Securitization, Ser 2018-1A, Cl A
4.800%, 11/15/23 (A)	1,500,000	1,487,419
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43 (A)	1,843,945	1,651,742
MelTel Land Funding, Ser 2019-1A, Cl C
6.070%, 04/15/49 (A)	500,000	520,683
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	354,759	373,926
Pawnee Equipment Receivables Series, Ser 2019-1, Cl E
3.800%, 01/15/26 (A)	1,500,000	1,431,713
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (A)	373,498	240,375
Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (A)	983,333	1,044,848

		11,259,219

Real Estate — 0.5%
Cold Storage Trust, Ser 2020-ICE5, Cl E
2.989%, VAR ICE LIBOR USD 1 Month+2.766%, 11/15/23 (A)	1,000,000	987,474

Total Asset-Backed Securities (Cost $38,796,640)		39,325,660

MORTGAGE-BACKED SECURITIES — 4.8%

Commercial Mortgage-Backed Obligation — 4.8%
Commercial Mortgage Trust, Ser 2014- UBS6, Cl C
4.446%, 12/10/47 (B)	1,000,000	950,497

FROST FAMILY OF FUNDS	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value

Commercial Mortgage Trust, Ser 2015- DC1, Cl D
4.308%, 02/10/48 (A)(B)	$1,517,000	$909,105
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
5.803%, 02/15/41 (A)(B)	574,219	33,534
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.051%, 04/25/48 (A)(B)	1,000,000	1,059,516
FREMF Mortgage Trust, Ser 2016-K722, Cl B
3.844%, 07/25/49 (A)(B)	1,500,000	1,578,087
FREMF Mortgage Trust, Ser 2017-K70, Cl B
3.804%, 12/25/49 (A)(B)	2,000,000	2,207,853
FREMF Mortgage Trust, Ser 2017-K71, Cl B
3.753%, 11/25/50 (A)(B)	1,250,000	1,379,338
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.569%, 05/10/45 (A)(B)	1,000,000	928,619
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	1,000,000	835,488

Total Mortgage-Backed Securities (Cost $10,221,505)		9,882,037

COMMON STOCK — 0.1%
Erickson*(C)	3,761	81,388

Total Common Stock (Cost $1,829,568)		81,388

PREFERRED STOCK — 0.0%

Communication Services — 0.0%
MYT Holdings LLC
10.000%, 06/07/29 *(C)	76,092	71,526

Total Preferred Stock (Cost $76,092)		71,526

CASH EQUIVALENT — 11.4%
Federated Government Obligations Fund, Cl I, 0.010%**
(Cost $23,337,919)	23,337,919	23,337,919

Total Investments — 99.5% (Cost $207,916,729)		$203,715,320

Percentages are based on Net Assets of $204,807,203.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2020.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2020 was $126,721,710 and represents 61.9% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

FREMF — Freddie Mac Multi-Family

ICE — Intercontinental Exchange

LLC — Limited Liability Company

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate Security

The following is a list of the level of inputs used as of October 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$76,066,263	$—	$76,066,263
Collateralized Loan Obligations	—	54,950,527	—	54,950,527
Asset-Backed Securities	—	39,325,660	—	39,325,660
Mortgage-Backed Securities	—	9,882,037	—	9,882,037
Common Stock	—	—	81,388	81,388
Preferred Stock	—	—	71,526	71,526
Cash Equivalent	23,337,919	—	—	23,337,919

Total Investments in Securities	$23,337,919	$180,224,487	$152,914	$203,715,320

(1)

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended October 31, 2020, there were transfers of $71,526 into Level 3 as a result of decreased trading activity.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2600

FROST FAMILY OF FUNDS	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value

ASSET-BACKED SECURITIES — 50.4%

Automotive — 46.8%
American Credit Acceptance Receivables Trust, Ser 2019-3, Cl C
2.760%, 09/12/25 (A)	$5,305,000	$5,409,553
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl C
2.190%, 03/13/26 (A)	5,000,000	5,073,313
American Credit Acceptance Receivables Trust, Ser 2020-2, Cl B
2.480%, 09/13/24 (A)	1,500,000	1,535,346
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl A
0.620%, 10/13/23 (A)	3,470,207	3,471,561
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl C
1.310%, 12/14/26 (A)	8,250,000	8,256,505
Amur Equipment Finance Receivables VIII, Ser 2020-1A, Cl B
2.500%, 03/20/26 (A)	1,384,090	1,401,247
Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl C
3.750%, 07/21/25 (A)	2,550,000	2,655,795
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl C
2.490%, 05/19/26 (A)	5,000,000	5,123,756
Capital One Multi-Asset Execution Trust, Ser 2019-A3, Cl A3
2.060%, 08/15/28	3,000,000	3,192,419
Carnow Auto Receivables Trust, Ser 2019- 1A, Cl A
2.720%, 11/15/22 (A)	1,025,727	1,033,061
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	2,458,333	2,449,996
Credit Acceptance Auto Loan Trust, Ser 2018-2A, Cl C
4.160%, 09/15/27 (A)	4,500,000	4,638,959
Credit Acceptance Auto Loan Trust, Ser 2019-1A, Cl B
3.750%, 04/17/28 (A)	2,700,000	2,800,906
Drive Auto Receivables Trust, Ser 2020-1, Cl C
2.360%, 03/16/26	2,750,000	2,818,516
DT Auto Owner Trust, Ser 2018-3A, Cl D
4.190%, 07/15/24 (A)	5,000,000	5,196,018
DT Auto Owner Trust, Ser 2019-4A, Cl C
2.730%, 07/15/25 (A)	2,000,000	2,054,214
DT Auto Owner Trust, Ser 2020-1A, Cl D
2.550%, 11/17/25 (A)	5,500,000	5,590,110
DT Auto Owner Trust, Ser 2020-2A, Cl C
3.280%, 03/16/26 (A)	2,250,000	2,349,628
DT Auto Owner Trust, Ser 2020-3A, Cl C
1.470%, 06/15/26 (A)	1,410,000	1,415,618
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl D
3.530%, 11/15/23 (A)	3,000,000	3,083,524
Exeter Automobile Receivables Trust, Ser 2018-2A, Cl C
3.690%, 03/15/23 (A)	889,120	895,354

Description	Face Amount	Value

Exeter Automobile Receivables Trust, Ser 2018-2A, Cl D
4.040%, 03/15/24 (A)	$5,250,000	$5,368,067
Exeter Automobile Receivables Trust, Ser 2019-2A, Cl C
3.300%, 03/15/24 (A)	2,565,000	2,625,493
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl C
2.490%, 01/15/25 (A)	1,500,000	1,540,198
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl C
1.320%, 07/15/25	1,250,000	1,252,548
First Investors Auto Owner Trust, Ser 2017-1A, Cl D
3.600%, 04/17/23 (A)	5,000,000	5,074,368
First Investors Auto Owner Trust, Ser 2018-2A, Cl C
4.030%, 01/15/25 (A)	8,800,000	9,096,219
First Investors Auto Owner Trust, Ser 2019-2A, Cl B
2.470%, 01/15/25 (A)	6,000,000	6,160,292
First Investors Auto Owner Trust, Ser 2020-1A, Cl D
3.150%, 04/15/26 (A)	3,000,000	3,083,844
Flagship Credit Auto Trust, Ser 2016-4, Cl C
2.710%, 11/15/22 (A)	29,086	29,191
Flagship Credit Auto Trust, Ser 2018-1, Cl B
3.130%, 01/17/23 (A)	524,554	527,856
Flagship Credit Auto Trust, Ser 2018-4, Cl D
4.330%, 12/16/24 (A)	4,935,000	5,194,451
Flagship Credit Auto Trust, Ser 2019-3, Cl C
2.740%, 10/15/25 (A)	6,686,000	6,931,788
Flagship Credit Auto Trust, Ser 2019-4, Cl B
2.530%, 11/17/25 (A)	4,550,000	4,708,578
Ford Credit Auto Owner Trust, Ser 2019-B, Cl B
2.400%, 11/15/24	1,365,000	1,415,556
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl D
2.600%, 01/15/26 (A)	2,100,000	2,115,608
GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A
2.470%, 11/15/23 (A)	1,727,165	1,747,376
GLS Auto Receivables Issuer Trust, Ser 2020-2A, Cl B
3.160%, 06/16/25 (A)	1,750,000	1,828,027
GLS Auto Receivables Issuer Trust, Ser 2020-3A, Cl B
1.380%, 08/15/24 (A)	1,000,000	1,005,175
NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A2
3.220%, 02/15/23 (A)	1,500,000	1,511,265
OneMain Direct Auto Receivables Trust, Ser 2018-1A, Cl B
3.710%, 04/14/25 (A)	3,750,000	3,844,327
OSCAR US Funding Trust IX, Ser 2018-2A, Cl A3
3.390%, 09/12/22 (A)	882,050	888,300
OSCAR US Funding Trust VII, Ser 2017-2A, Cl A3
2.450%, 12/10/21 (A)	36,788	36,864

FROST FAMILY OF FUNDS	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value

Pawnee Equipment Receivables Series, Ser 2019-1, Cl A2
2.290%, 10/15/24 (A)	$1,595,240	$1,609,895
Pawnee Equipment Receivables Series, Ser 2019-1, Cl D
2.860%, 10/15/24 (A)	5,000,000	4,815,695
Pawnee Equipment Receivables Series, Ser 2020-1, Cl A
1.370%, 11/17/25 (A)	4,793,960	4,791,176
Prestige Auto Receivables Trust, Ser 2020-1A, Cl C
1.310%, 11/16/26 (A)	2,000,000	1,999,053
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl A4
0.540%, 04/15/25 (A)	1,000,000	1,000,573
SCF Equipment Leasing, Ser 2020-1A, Cl B
2.020%, 03/20/28 (A)	2,000,000	2,016,509
SoFi Consumer Loan Program, Ser 2019-1, Cl B
3.450%, 02/25/28 (A)	2,400,000	2,443,127
Synchrony Card Funding, Ser 2019-A1, Cl A
2.950%, 03/15/25	2,410,000	2,488,646
Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl B
3.670%, 05/15/26	995,000	1,041,008
United Auto Credit Securitization Trust, Ser 2020-1, Cl C
2.150%, 02/10/25 (A)	3,000,000	3,041,308
Vantage Data Centers Issuer, Ser 2018-2A, Cl A2
4.196%, 11/16/43 (A)	3,923,333	4,072,584
Volvo Financial Equipment, Ser 2018-1A, Cl A4
2.760%, 10/17/22 (A)	4,500,000	4,564,535
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl E
4.860%, 01/16/24 (A)	5,000,000	5,206,040
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl C
2.010%, 07/15/25 (A)	2,750,000	2,801,241
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl D
2.760%, 01/15/26 (A)	4,500,000	4,636,915
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl C
1.240%, 11/17/25 (A)	1,000,000	1,002,028
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl M
2.330%, 04/15/25	2,000,000	2,012,641
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl A
2.490%, 04/15/26	7,000,000	7,217,166
World Financial Network Credit Card Master Trust, Ser 2019-C, Cl M
2.710%, 07/15/26	7,495,000	7,714,621
World Omni Auto Receivables Trust, Ser 2018-B, Cl B
3.170%, 01/15/25	1,520,000	1,569,893

		202,475,444

Description	Face Amount	Value

Other Asset-Backed Securities — 0.6%
Diamond Resorts Owner Trust, Ser 2019-1A, Cl A
2.890%, 02/20/32 (A)	$1,277,100	$1,310,189
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	388,131	416,179
SCF Equipment Leasing, Ser 2017-1A, Cl A
3.770%, 01/20/23	111,408	111,915
SoFi Consumer Loan Program, Ser 2017-5, Cl A2
2.780%, 09/25/26 (A)	629,002	634,622

		2,472,905

Student Loan — 3.0%
AccessLex Institute, Ser 2002-A, Cl A2
4.000%, 09/25/37 (B)	350,000	348,860
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	1,294,760	1,327,841
Nelnet Student Loan Trust, Ser 2012-6A, Cl B
1.649%, VAR ICE LIBOR USD 1 Month+1.500%, 08/26/52 (A)	3,000,000	2,747,568
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.649%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (A)	4,000,000	3,807,459
Nelnet Student Loan Trust, Ser 2015-3A, Cl B
1.649%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/54 (A)	3,000,000	2,760,509
SLM Student Loan Trust, Ser 2013-2, Cl B
1.649%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/43	2,000,000	1,810,003

		12,802,240

Total Asset-Backed Securities (Cost $213,422,955)		217,750,589

U.S. TREASURY OBLIGATIONS — 23.2% U.S. Treasury Note
1.625%, 12/15/22	40,000,000	41,235,938
1.500%, 01/15/23	40,000,000	41,175,000
United States Treasury Bill
0.125%, 10/07/21 (C)(D)	18,000,000	17,978,812

Total U.S. Treasury Obligations (Cost $97,952,668)		100,389,750

CORPORATE OBLIGATIONS — 22.4%

Consumer Discretionary — 0.8%
Hyundai Capital America
5.750%, 04/06/23 (A)	3,000,000	3,325,544

Energy — 8.0%
Danske Bank
3.875%, 09/12/23 (A)	4,205,000	4,520,816
Lloyds Banking Group
4.050%, 08/16/23	9,000,000	9,769,723
Marathon Petroleum
4.500%, 05/01/23	2,000,000	2,152,317

FROST FAMILY OF FUNDS	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value

Nationwide Building Society
2.000%, 01/27/23 (A)	$9,000,000	$9,266,670
Schlumberger Finance Canada
1.400%, 09/17/25	3,000,000	3,039,948
Swedbank
1.300%, 06/02/23	1,000,000	1,017,847
0.600%, 09/25/23 (A)	5,000,000	4,992,250

		34,759,571

Financials — 8.2%
Athene Global Funding
2.500%, 01/14/25 (A)	11,800,000	12,167,221
Bank of America MTN
2.986%, VAR CPI YOY+2.000%, 01/14/21	1,000,000	1,004,749
Bank of Montreal MTN
1.850%, 05/01/25	3,000,000	3,128,910
Capital One Financial
4.200%, 10/29/25	10,000,000	11,120,093
Citigroup
3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/26	2,000,000	2,152,985
Deutsche Bank NY
2.222%, VAR United States Secured Overnight Financing Rate+2.159%, 09/18/24	2,000,000	2,020,154
JPMorgan Chase MTN
2.310%, VAR CPI YOY+1.000%, 08/17/22	1,250,000	1,275,322
Royal Bank of Scotland Group
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/23	2,328,000	2,418,997

		35,288,431

Health Care — 1.2%
Johnson & Johnson
0.550%, 09/01/25	5,000,000	5,032,675

Industrials — 0.7%
AerCap Ireland Capital DAC
4.500%, 09/15/23	3,000,000	3,115,517

Information Technology — 0.9%
Broadcom
3.150%, 11/15/25	2,000,000	2,155,560
Jabil
4.700%, 09/15/22	1,630,000	1,743,176

		3,898,736

Real Estate — 2.3%
Corporate Office Properties
2.250%, 03/15/26 ‡	3,000,000	3,035,375
Equinix
1.000%, 09/15/25 ‡	5,000,000	4,978,761
Federal Realty Investment Trust
1.250%, 02/15/26 ‡	2,000,000	1,994,428

		10,008,564

Utilities — 0.3%
Duke Energy
0.900%, 09/15/25	1,400,000	1,392,701

Total Corporate Obligations (Cost $94,842,353)		96,821,739

Description	Face Amount	Value

MORTGAGE-BACKED SECURITIES — 1.6%

Commercial Mortgage-Backed Obligation — 1.6%
Benchmark Mortgage Trust, Ser 2020-B19, Cl A2
1.691%, 09/15/53	$1,305,000	$1,337,314
Cold Storage Trust, Ser 2020-ICE5, Cl A
1.056%, VAR ICE LIBOR USD 1 Month+0.900%, 11/15/23 (A)	5,500,000	5,479,323

Total Mortgage-Backed Securities (Cost $6,844,019)		6,816,637

U.S. GOVERNMENT AGENCY OBLIGATION — 1.1%
FFCB
0.570%, 08/12/25	5,000,000	4,973,819

Total U.S. Government Agency Obligation (Cost $5,000,000)		4,973,819

CASH EQUIVALENT — 0.5%
Federated Government Obligations Fund, Cl I, 0.010%** (Cost $2,130,695)	2,130,695	2,130,695

Total Investments — 99.2% (Cost $420,192,690)		$428,883,229

Percentages are based on Net Assets of $432,460,611.

FROST FAMILY OF FUNDS	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

**	Rate shown is the 7-day effective yield as of October 31, 2020.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2020 was $ 224,508,621 and represents 51.9% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	At amortized cost
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

Cl — Class

CPI YOY — Consumer Price Index Year Over Year

DAC — Designated Activity Company

FFCB — Federal Farm Credit Bank

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate Security

The following is a list of the level of inputs used as of October 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$217,750,589	$—	$217,750,589
U.S. Treasury Obligations	100,389,750	—	—	100,389,750
Corporate Obligations	—	96,821,739	—	96,821,739
Mortgage-Backed Securities	—	6,816,637	—	6,816,637
U.S. Government Agency Obligation	—	4,973,819	—	4,973,819
Cash Equivalent	2,130,695	—	—	2,130,695

Total Investments in Securities	$102,520,445	$326,362,784	$—	$428,883,229

For the period ended October 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2600

FROST FAMILY OF FUNDS	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value

MUNICIPAL BONDS — 98.3%

California — 5.2%
California State, Municipal Finance Authority, Ser A, RB 5.000%, 03/01/25	$1,450,000	$1,470,445
California State, School Finance Authority, RB Callable 02/01/24 @ 100
5.350%, 08/01/24	370,000	389,680
Golden State, Tobacco Securitization, Ser A, RB, ST APPROP
4.000%, 06/01/21	1,000,000	1,021,460

		2,881,585

Colorado — 2.9%
El Paso County, School District No. 49 Falcon, Ser A, COP
5.000%, 12/15/24	525,000	618,203
El Paso County, School District No. 49 Falcon, Ser B, COP
5.000%, 12/15/24	300,000	353,259
5.000%, 12/15/26	500,000	623,065

		1,594,527

District of Columbia — 1.6%
District of Columbia, RB
4.000%, 10/01/22	895,000	889,737

Idaho — 1.0%
Idaho State, Housing & Finance Association, RB
4.000%, 07/01/26	500,000	531,870

Illinois — 3.4%
Chicago, O’Hare International Airport, Ser B, RB Pre-Refunded @ 100
5.500%, 01/01/21(A)	1,030,000	1,038,838
Lee & Ogle Counties, School District No. 170 Dixon, GO, BAM
4.000%, 01/30/25	760,000	856,064

		1,894,902

Kansas — 2.8%
Geary County, GO
5.000%, 09/01/25	1,300,000	1,572,753

Michigan — 2.3%
Taylor, Brownfield Redevelopment Authority, RB, NATL Callable 05/01/24 @ 100
4.000%, 05/01/28	1,175,000	1,280,492

Minnesota — 0.8%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA Callable 07/01/22 @ 100
2.600%, 09/01/42	434,715	443,861

Missouri — 3.0%
Saint Louis, Municipal Finance, RB, AGM
5.000%, 07/15/22	1,575,000	1,692,306

Description	Face Amount	Value

New York — 0.5%
Niagara County, Tobacco Asset Securitization, RB
5.000%, 05/15/21	$300,000	$304,122

Oklahoma — 4.1%
University of Oklahoma, Ser C, RB Callable 07/01/25 @ 100
5.000%, 07/01/35	2,000,000	2,285,060

South Carolina — 2.9%
Hilton Head Island, Ser C, GO, ST AID WITHHLDG Callable 03/01/26 @ 100
2.250%, 03/01/33	530,000	544,103
2.125%, 03/01/32	520,000	532,730
2.000%, 03/01/30	495,000	510,731

		1,587,564

Texas — 64.2%
Central Texas Regional Mobility Authority Callable 01/01/26 @ 100
5.000%, 01/01/46	1,000,000	1,129,070
Central Texas Turnpike System, Sub-Ser C, RB Callable 08/15/24 @ 100
5.000%, 08/15/42	2,000,000	2,232,180
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/24	750,000	876,540
Clifton, Higher Education Finance, Idea Public Schools Project, RB
4.800%, 08/15/21(B)	110,000	113,870
Clifton, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/24	1,185,000	1,388,832
Clifton, Higher Education Finance, RB, PSF-GTD Callable 08/15/24 @ 100
5.000%, 08/15/25	700,000	816,956
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	1,260,000	1,292,659
Clifton, Higher Education Finance, Ser B, RB
5.000%, 08/15/25	460,000	537,901
4.000%, 08/15/22	525,000	551,901
4.000%, 08/15/23	500,000	537,300
Cypress-Fairbanks Independent School District, Ser A, GO, PSF-GTD Callable 02/15/29 @ 100
5.000%, 02/15/30	1,500,000	1,965,225
Dallas Area, Rapid Transit, Ser A, RB
5.000%, 12/01/22	1,000,000	1,097,530
Downtown Redevelopment Authority, TA, BAM
5.000%, 09/01/25	1,000,000	1,189,310
Downtown Redevelopment Authority, TA, BAM Callable 09/01/25 @ 100
5.000%, 09/01/29	1,000,000	1,200,830
El Paso County, Hospital District, GO
5.000%, 08/15/25	2,070,000	2,343,447
Houston, Higher Education Finance, Ser A, RB, PSF-GTD
4.000%, 02/15/22	1,005,000	1,051,662
La Vernia, Higher Education Finance, Ser A, RB
4.200%, 08/15/25	500,000	519,855

FROST FAMILY OF FUNDS	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2020 (Unaudited)

Description	Face Amount	Value
La Vernia, Higher Education Finance, Ser A, RB Callable 08/15/24 @ 100
5.250%, 08/15/35	$2,435,000	$2,581,538
Love Field Airport Modernization, AMT, RB
5.000%, 11/01/22	1,000,000	1,078,170
Love Field, Airport Modernization, Southwest Airlines Project, RB Callable 12/03/20 @ 100
5.250%, 11/01/40	2,500,000	2,506,925
Lower Colorado River Authority Callable 05/15/30 @ 100
5.000%, 05/15/39	1,875,000	2,398,219
New Hope, Cultural Education Facilities, RB
5.000%, 04/01/21	355,000	357,837
San Antonio, Public Facilities, RB Callable 09/15/22 @ 100
5.000%, 09/15/26	2,000,000	2,150,440
Seminole, Hospital District, GO Callable 02/15/26 @ 100
4.000%, 02/15/31	545,000	586,447
Texas A&M University, Permanent University Fund, Ser B, RB Callable 07/01/25 @ 100
5.000%, 07/01/34	1,000,000	1,205,720
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.625%, 05/01/21	1,440,000	1,465,056
Texas State, Public Finance Authority, New Frontiers School, Ser A, RB Callable 12/03/20 @ 100
5.800%, 08/15/40	1,100,000	1,101,793
Texas State, Public Finance Authority, RB, BAM
5.000%, 11/01/21	1,400,000	1,452,150

		35,729,363

Virginia — 3.6%
Virginia Commonwealth, Housing Development Authority, Sub-Ser C-3, RB
2.150%, 04/01/21	2,000,000	2,007,420

Total Municipal Bonds (Cost $52,412,331)		54,695,562

CASH EQUIVALENT — 1.2%
Federated Government Obligations Fund, Cl I, 0.010% * (Cost $647,929)	647,929	647,929

Total Investments — 99.5% (Cost $53,060,260)		$55,343,491

Percentages are based on Net Assets of $55,624,145.

* Rate shown is the 7-day effective yield as of October 31, 2020
(A) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(B) Security is escrowed to maturity.

AGM — Assured Guaranty Municipal
AMT — Alternative Minimum Tax (subject to)
BAM — Build America Mutual
Cl — Class
COP — Certificate of Participation
GNMA — Government National Mortgage Association
GO — General Obligation
NATL — National Public Finance Guaranty Corporation
PSF-GTD — Texas Public School Fund Guarantee
RB — Revenue Bond
Ser — Series
TA — Tax Allocation

The following is a list of the level of inputs used as of October 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$54,695,562	$—	$54,695,562
Cash Equivalent	647,929	—	—	647,929

Total Investments in Securities	$647,929	$54,695,562	$—	$55,343,491

For the period ended October 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2600